FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	    March 31, 2005

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     55

	c.	Information Table Value Total	$ 197,119

		List of Other Included Managers	    None


FORM 13 F
(SEC USE ONLY)

Quarter Ending March 31, 2005
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

                                                             Mkt Val       # OF
Security                      Type     SYMBOL   CUSIP #       x 1000      SHARES


ALBERTSONS INC               common     abs    013104104       3,962     191,851
AMERICAN ELEC PWR            common     aep    025537101         148       4,335
ANHEUSER-BUSCH               common     bud    035229103         136       2,860
AUTOMATIC DATA PROCESSING    common     adp    053015103         292       6,487
BANK OF AMERICA              common     bac    060505104       2,186      49,560
BECTON DICKINSON & CO.       common     bdx    075887109         129       2,200
BLOCK H & R INC              common     hrb    093671105         369       7,305
BP AMOCO PLC                 common     bp     055622104       9,627     154,281
CINERGY CORP.                common     cin    172474108       5,443     134,338
CITIGROUP                    common     c      172967101         111       2,476
COCA-COLA CO                 common     ko     191216100       5,159     123,801
CON AGRA                     common     cag    205887102         920      34,050
CON EDISON                   common     ed     209115104       2,000      47,420
CONOCOPHILLIPS               common     cop    20825c104       3,550      32,921
CORNING                      common     glw    219350105       3,363     302,200
DOMINION RES.                common     d      25746u109         540       7,250
DUPONT                       common     dd     263534109       6,415     125,186
EMERSON ELECTRIC             common     emr    291011104       6,313      97,231
EXXON MOBIL                  common     xom    30231G102       4,744      79,598
FIRSTENERGY                  common     fe     337932107         175       4,180
GENERAL ELECTRIC             common     ge     369604103       9,574     265,496
GENERAL MILLS                common     gis    370334104       7,775     158,181
GENERAL MOTORS               common     gm     370442105       3,468     118,006
GOODRICH, B F                common     gr     382388106       5,100     133,203
HEWLETT-PACKARD              common     hpq    428236103       6,339     288,919
HOME DEPOT INC.              common     hd     437076102       6,904     180,550
HONEYWELL INTL               common     hon    438516106         765      20,560
INTL BUS. MACHINES           common     ibm    459200101         339       3,705
JOHNSON & JOHNSON            common     jnj    478160104       7,079     105,399
JP MORGAN CHASE              common     jpm    46625H100       6,235     180,208
KEYSPAN ENERGY               common     kse    49337W100         680      17,450
KIMBERLY CLARK               common     kmb    494368103       7,831     119,140
LIMITED INC                  common     ltd    532716107       2,059      84,728
LUBRIZOL CORP                common     lz     549271104       4,021      98,940
MARATHON OIL                 common     mro    565849106       6,563     139,867
MCDONALDS                    common     mcd    580135101       2,269      72,869
MCGRAW HILL INC              common     mhp    580645109         116       1,325
MICROSOFT CORP               common     msft   594918104       4,599     190,276
MINNESOTA MING/MFG           common     mmm    88579y101         432       5,045
MOTOROLA INC                 common     mot    620076109       4,161     277,947
NATIONAL CITY                common     ncc    635405103       7,106     212,127
PEPSICO                      common     pep    713448108         166       3,122
PFIZER INC                   common     pfe    717081103       5,200     197,930
PPG CORP                     common     ppg    693506107       5,352      74,830
PROGRESS ENERGY              common     pgn    743263105         147       3,500
SANMINA CORP                 common     sanm   800907107         225      43,036
SARA LEE CORP                common     sle    803111103       6,138     277,008
SBC COMM.                    common     sbc    78387G103       4,960     209,374
SCHERING PLOUGH              common     sgp    806605101       1,359      74,865
UNITED PARCEL SERVICE        common     ups    911312106         134       1,840
VERIZON                      common     vz     92343V104       6,610     186,206
VF CORP                      common     vfc    918204108       6,870     116,170
WACHOVIA                     common     wb     929903102      10,618     208,573
WASHINGTON MUTUAL            common     wm     939322103         157       3,970
WYETH                        common     wye    983024100         186       4,403

                                                             197,119